CONSOLIDATED STATEMENT OF INCOME $ in Millions	3 Months Ended						6 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2021 € / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2021 € / shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 € / shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) $ / shares
CONSOLIDATED STATEMENT OF INCOME
Sales	$ 47,049		$ 43,737		$ 25,730		$ 90,786		$ 69,600
Excise taxes	(5,416)		(5,104)		(4,168)		(10,520)		(9,461)
Revenues from sales	41,633		38,633		21,562		80,266		60,139
Purchases, net of inventory variation	(26,719)		(23,398)		(12,025)		(50,117)		(40,093)
Other operating expenses	(6,717)		(6,880)		(6,321)		(13,597)		(13,265)
Exploration costs	(123)		(167)		(114)		(290)		(254)
Depreciation, depletion and impairment of tangible assets and mineral interests	(3,121)		(3,325)		(11,593)		(6,446)		(15,228)
Other income	223		358		362		581		942
Other expense	(298)		(659)		(108)		(957)		(528)
Financial interest on debt	(501)		(466)		(530)		(967)		(1,099)
Financial income and expense from cash & cash equivalents	77		95		50		172		(105)
Cost of net debt	(424)		(371)		(480)		(795)		(1,204)
Other financial income	265		109		419		374		607
Other financial expense	(131)		(130)		(161)		(261)		(342)
Net income (loss) from equity affiliates	(680)		881		(447)		201		285
Income taxes	(1,609)		(1,639)		484		(3,248)		521
Consolidated net income	2,299		3,412		(8,422)		5,711	$ 1,084	(8,420)
TotalEnergies share	2,206		3,344		(8,369)		5,550		(8,335)
Non-controlling interests	$ 93		$ 68		$ (53)		$ 161		$ (85)
Earnings per share (in dollars or Euros per share) | (per share)	$ 0.80	€ 0.66	$ 1.24	€ 1.03	$ (3.27)	€ (2.98)	$ 2.04		$ (3.29)
Fully-diluted earnings per share (in dollars or Euros per share) | (per share)	$ 0.80	€ 0.66	$ 1.23	€ 1.02	$ (3.27)	€ (2.98)	$ 2.03		$ (3.29)